Trade accounts and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Trade Accounts and Other Payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2021	2022
Accounts and notes payables	2,953,716	3,168,084
Other payables	1,092,223	1,124,008

Total	4,045,939	4,292,092